Accounts receivable, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Accounts receivable, net
Accounts receivable	¥ 14,305,777		¥ 8,554,181
Allowance for credit losses	(1,122,218)		(460,962)
Accounts receivable, net	13,183,559	$ 2,020,469	8,093,219
New home transaction services
Accounts receivable, net
Accounts receivable	13,546,605		7,838,045
Existing home transaction services
Accounts receivable, net
Accounts receivable	699,673		604,191
Emerging and other services
Accounts receivable, net
Accounts receivable	¥ 59,499		¥ 111,945